SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Mar. 31, 2024
Supplemental Cash Flow Information [Abstract]
Supplemental cash flow information
The following table sets forth the supplemental cash flow information on net change in non-cash working capital:

For the year ended	March 31 2024	March 31 2023
Accounts receivable	$(50,516)	$(40,593)
Income tax receivable	2,181	(5,935)
Contract assets	(178,224)	(162,886)
Inventories	(12,197)	(48,408)
Deposits, prepaids and other assets	3,063	(18,745)
Accounts payable and accrued liabilities	(69,923)	129,239
Income tax payable	5,126	(10,178)
Contract liabilities	14,944	43,290
Provisions	4,840	5,775
Foreign exchange and other	5,070	(965)
Total change in non-cash working capital	$(275,636)	$(109,406)